CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY (DEFICIENCY) (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Total
Beginning balance, value at Dec. 31, 2019	$ 24,614	$ 1,040,199	$ 2,766	$ (754,376)	$ 313,203
Balance at beginning, shares at Dec. 31, 2019	24,614,325
Common stock issued as compensation	$ 2,000	4,998,000			5,000,000
Common stock issued as compensation, shares	2,000,000
Acquisition of Game Tech		12,061			12,061
Foreign currency translation adjustment			4,682		4,682
Net loss				(5,890,175)	(5,890,175)
Ending balance, value at Sep. 30, 2020	$ 26,722	6,320,652	7,448	(6,644,551)	(289,729)
Balance at ending,,shares at Sep. 30, 2020	26,722,525
Beginning balance, value at Jun. 30, 2020	$ 24,698	1,262,176	12,742	(1,372,558)	(72,942)
Balance at beginning, shares at Jun. 30, 2020	24,698,325
Common stock issued as compensation	$ 2,000	4,998,000			5,000,000
Common stock issued as compensation, shares	2,000,000
Foreign currency translation adjustment			(5,294)		(5,294)
Net loss				(5,271,994)	(5,271,994)
Ending balance, value at Sep. 30, 2020	$ 26,722	6,320,652	7,448	(6,644,551)	(289,729)
Balance at ending,,shares at Sep. 30, 2020	26,722,525
Beginning balance, value at Dec. 31, 2020	$ 28,367	9,551,507	(18,746)	(7,966,193)	1,594,935
Balance at beginning, shares at Dec. 31, 2020	28,367,525
Common stock issued as compensation	$ 604	1,634,231			1,634,835
Common stock issued as compensation, shares	604,434
Foreign currency translation adjustment			22,836		22,836
Net loss				(8,836,089)	(8,836,089)
Ending balance, value at Sep. 30, 2021	$ 31,127	16,484,266	4,090	(16,802,282)	(282,799)
Balance at ending,,shares at Sep. 30, 2021	31,127,253
Beginning balance, value at Jun. 30, 2021	$ 30,521	14,698,188	(40,410)	(14,573,805)	114,494
Balance at beginning, shares at Jun. 30, 2021	30,521,059
Common stock issued as compensation	$ 68	167,433			167,500
Common stock issued as compensation, shares	67,500
Foreign currency translation adjustment			44,500		44,500
Net loss				(2,228,477)	(2,228,477)
Ending balance, value at Sep. 30, 2021	$ 31,127	$ 16,484,266	$ 4,090	$ (16,802,282)	$ (282,799)
Balance at ending,,shares at Sep. 30, 2021	31,127,253